CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 43,622	$ 33,029	$ 25,136	$ 5,204	$ (22,316)	$ 22,735	$ 6,893	$ 18,515	$ (1,400)	$ 88,498	$ 8,024	$ 41,053	$ 46,743	$ 19,352
Other comprehensive income:
Change in fair value of cash flow hedges	1,929		(945)							2,800	2,577	3,930	2,591	(4,039)
Change in pension liability	(595)		1,191							(861)	3,216	4,430	(1,766)	(2,694)
Total other comprehensive income (loss)	1,334		246							1,939	5,793	8,360	825	(6,733)
Comprehensive income	44,956		25,382							90,437	13,817	49,413	47,568	12,619
Comprehensive loss attributable to noncontrolling interest	(1,114)		679							(1,699)	549	1,562
Comprehensive income attributable to Global Partners LP	$ 43,842		$ 26,061							$ 88,738	$ 14,366	$ 50,975	$ 47,568	$ 12,619